Other assets and liabilities F.1. Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 405	[1]	$ 351
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	286		216
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	722		649
Provisions
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	(316)		(298)
30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	74		90
Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	46		45
Telecom operators
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	25		25
Telecom operators | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	18		15
Telecom operators | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	3		7
Telecom operators | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	4		3
Own customers
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	303		266
Own customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	210		167
Own customers | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	59		65
Own customers | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	34		34
Others
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	77		60
Others | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	58		34
Others | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	12		19
Others | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 8		$ 8

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.